COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS [abstract]
Disclosure of commitments
39.	COMMITMENTS

(a)	Capital commitments
As at December 31, 2021 and 2020, the Group had the following capital commitments:

	2020	2021
	RMB’000	RMB’000
Contracted but not provided for	444,270	46,553
Authorized but not contracted for	505,730	493,447

	950,000	540,000

A substantial amount of these commitments is related to the reform of stations or facilities relating to the existing railway lines of the Company, which would be financed by self-generated operating cash flow.